Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Basis of preparation of the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation of the consolidated financial statements

2.1	Statement of compliance

The consolidated financial statements of Banco Latinoamericano de Comercio Exterior, S. A. and its subsidiaries have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), and Interpretations issued by the IFRS Interpretation Committee (formerly known as IFRIC).

2.2	Basis of valuation and presentation currency

The consolidated financial statements have been prepared on the basis of fair value for financial assets and liabilities through profit or loss, derivative financial instruments, investments and other financial assets at fair value through other comprehensive income. The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges, that would otherwise be carried at amortized cost, are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships. Other financial assets and liabilities and other non-financial assets and liabilities are presented at amortized cost or on a historical cost basis.

All amounts presented in the consolidated financial statements and notes are expressed in United States of America dollars
(US dollar), which is the functional currency of the Bank.

2.3	Basis of consolidation

The consolidated financial statements comprise the financial statements of Bladex and its subsidiaries. Bladex consolidates its subsidiaries from the date on which control is transferred to the Bank. All intercompany balances and transactions have been eliminated for consolidation purposes. Specifically, the Bank controls an investee if, and only if, the Bank has:

-	Power over the investee. Existing rights that give it the current ability to direct the relevant activities of the investee.
-	Exposure, or rights, to variable returns from its involvement with the investee.
-	The ability to use its power over the investee to affect its return.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Bank has less than the majority of the voting or similar rights of an investee, the Bank considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement(s) with the other vote holders of the investee
-	Rights arising from other contractual arrangements
-	The Bank’s voting rights and potential voting rights.

The Bank re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Bank gains control until the date the Bank ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Bank and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Bank’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Bank loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in the consolidated statement of profit or loss. Any investment retained is recognized at fair value.

When loses control of a subsidiary, the gain/loss on disposal recognised in profit or loss is calculated as the difference between:

-	The aggregate of the fair value of the consideration received and the fair value of any retained interest, and
-	The previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any Non- Controlling Interest (NCI)

All amounts previously recognised in other comprehensive income (loss) in relation to that subsidiary are accounted for as if had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs).

The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 – “Financial Instruments” when applicable, the cost on initial recognition of an investment in an associate or a joint venture.